OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 781	$ 184
Government authorities	78	243
Advance payments to vendors	9	70
Deposits	40	9
Fair value of the outstanding forward contracts	35
Other accounts receivable related to Discontinued operations(see also note 1c.)	730
Other accounts receivable and prepaid expenses	$ 1,673	$ 506